Impairment of financial assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
TOTAL	$ 729,389,894	$ 382,024,738	$ 382,719,950
Allowance | Financial assets measured at fair value through OCI
Disclosure of impairment loss and reversal of impairment loss [line items]
TOTAL	(90,650,977)	15,156,820	(12,796,794)
Credit loss allowance in pesos | Allowance | Financial assets at amortized cost
Disclosure of impairment loss and reversal of impairment loss [line items]
TOTAL	814,465,794	358,607,583	350,568,588
Credit loss allowance in foreign currency | Allowance | Financial assets at amortized cost
Disclosure of impairment loss and reversal of impairment loss [line items]
TOTAL	$ 5,575,077	$ 8,260,335	$ 44,948,156